UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------------
  This Amendment (Check only one.):       [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jundt Associates, Inc.
          -----------------------------------------------
Address:   1550 Utica Avenue South, Suite 950
          -----------------------------------------------
           Minneapolis, Minnesota 55416
          -----------------------------------------------

Form 13F File Number:  28-2786
                          -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcus E. Jundt
          -----------------------------------------------
Title:     Vice Chairman
          -----------------------------------------------
Phone:     (952) 541-0677
          -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt           Minneapolis, Minnesota        November 1, 2002
---------------------------   ---------------------------   --------------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
                                         ----------------------

Form 13F Information Table Entry Total:   75
                                         ----------------------

Form 13F Information Table Value Total:  $ 220,867
                                          ---------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
----------------------------   ----------  ---------   --------     ------------------  ----------  --------  ----------------------
                                 TITLE                  VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER           OF CLASS     CUSIP     (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
----------------------------   ----------  ---------   --------     -------  ---  ----  ----------  --------  --------  ------  ----
ACCREDO HEALTH                   Common    00437V104   $  1,292      27,100  SH            Sole                   27100    0     0
ACTIVISION                       Common    004930202   $  1,268      53,000  SH            Sole                   53000    0     0
AETNA INC NEW COM                Common    00817y108   $  2,313      64,600  SH            Sole                   64600    0     0
AKSYS LTD COM                    Common    010196103   $  3,083     549,500  SH            Sole                  549500    0     0
ALIGN TECHNOLOGY INC COM         Common    016255101   $    834     302,400  SH            Sole                  302400    0     0
ALLERGAN INC COM                 Common    018490102   $ 10,380     190,800  SH            Sole                  190800    0     0
ALLIANT TECHSYSTEMS              Common    018804104   $  3,033      43,800  SH            Sole                   43800    0     0
ALLSCRIPTS HLTHCAR SOL COM       Common    01988p108   $  2,233     780,800  SH            Sole                  780800    0     0
AMGEN INC                        Common    031162100   $  7,202     172,700  SH            Sole                  172700    0     0
ANTEON INTL CORP COM             Common    03674E108   $    815      30,000  SH            Sole                   30000    0     0
AOL TIME WARNER INC              Common    00184a105   $  5,277     451,000  SH            Sole                  451000    0     0
AT&T CORP COM WIRLES GRP         Common    00209a106   $  5,694   1,382,100  SH            Sole                 1382100    0     0
ATS MED INC COM                  Common    002083103   $    159     331,800  SH            Sole                  331800    0     0
BED BATH & BEYOND INC            Common    075896100   $  1,544      47,400  SH            Sole                   47400    0     0
BIOSPHERE MEDICAL INC COM        Common    09066V103   $    309     100,000  SH            Sole                  100000    0     0
BOSTON SCIENTIFIC CORP COM       Common    101137107   $  4,898     155,200  SH            Sole                  155200    0     0
CABLEVISION SYS CORP CL A        Common    12686C109   $  3,578     394,900  SH            Sole                  394900    0     0
CHARTER COMMUNCTNS DEL CL A      Common    16117m107   $  7,558   4,063,400  SH            Sole                 4063400    0     0
CHECKFREE CORP NEW COM           Common    162813109   $  2,196     193,000  SH            Sole                  193000    0     0
CHEESECAKE FACTORY               Common    163072101   $    597      20,000  SH            Sole                   20000    0     0
CLEAR CHANNEL COMMUN COM         Common    184502102   $  4,278     123,100  SH            Sole                  123100    0     0
COMCAST CORP CL A SPL            Common    200300200   $  3,598     172,500  SH            Sole                  172500    0     0
CONCORD EFS INC COM              Common    206197105   $  5,872     369,800  SH            Sole                  369800    0     0
CONCURRENT COMPUTR NEW COM       Common    206710204   $    320     140,200  SH            Sole                  140200    0     0
COSTCO WHSL CORP NEW COM         Common    22160k105   $  3,399     105,000  SH            Sole                  105000    0     0
COX COMMUNICATIONS NEW CL A      Common    224044107   $  2,951     120,000  SH            Sole                  120000    0     0
ECHOSTAR COMMNTNS                Common    278762109   $  5,396     311,900  SH            Sole                  311900    0     0

          COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
----------------------------   ----------  ---------   --------     ------------------  ----------  --------  ----------------------
                                 TITLE                  VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER           OF CLASS     CUSIP     (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
----------------------------   ----------  ---------   --------     -------  ---  ----  ----------  --------  --------  ------  ----
ENCORE ACQUISITION CO COM        Common    29255W100   $  2,324     141,300  SH            Sole                  141300    0     0
FAMOUS DAVES AMER INC            Common    307068106   $  4,258     806,500  SH            Sole                  806500    0     0
FOREST LABS INC COM              Common    345838106   $  2,247      27,400  SH            Sole                   27400    0     0
GAMESTOP                         Common    36466R101   $    771      37,700  SH            Sole                   37700    0     0
GENENTECH INC COM NEW            Common    368710406   $  5,094     156,100  SH            Sole                  156100    0     0
GIVEN IMAGING ORD SHS            Common    M52020100   $  1,626     164,100  SH            Sole                  164100    0     0
GM HUGHES ELECTRONIC             Common    370442832   $  5,522     603,500  SH            Sole                  603500    0     0
HARMAN INTL INDS INC COM         Common    413086109   $  1,465      28,300  SH            Sole                   28300    0     0
HERLEY INDS                      Common    427398102   $    418      22,500  SH            Sole                   22500    0     0
HOME DEPOT INC                   Common    437076102   $  7,561     289,700  SH            Sole                  289700    0     0
HUMANA INC COM                   Common    444859102   $    806      65,000  SH            Sole                   65000    0     0
I2 TECHNOLOGIES INC              Common    465754109   $    148     284,700  SH            Sole                  284700    0     0
IDEC PHARMACEUTICALS COM         Common    449370105   $    249       6,000  SH            Sole                    6000    0     0
IMMERSION CORP                   Common    452521107   $  4,409   1,520,500  SH            Sole                 1520500    0     0
INTEGRATED DEFENSE TEC           Common    45819B101   $  2,153     109,300  SH            Sole                  109300    0     0
INTEL CORP COM                   Common    458140100   $  5,646     406,500  SH            Sole                  406500    0     0
INTERNATIONAL BUS MACH COM       Common    459200101   $  7,405     127,000  SH            Sole                  127000    0     0
INTUIT COM                       Common    461202103   $  4,885     107,300  SH            Sole                  107300    0     0
INTUITIVE SURGICAL INC COM       Common    46120E107   $  1,563     195,600  SH            Sole                  195600    0     0
JOHNSON & JOHNSON COM            Common    478160104   $  2,434      45,000  SH            Sole                   45000    0     0
KRISPY KREME DOUGHNUTS COM       Common    501014104   $    347      11,100  SH            Sole                   11100    0     0
LINENS N THINGS INC              Common    535679104   $    643      35,000  SH            Sole                   35000    0     0
LOCKHEED MARTIN CORP             Common    539830109   $  4,074      63,000  SH            Sole                   63000    0     0
LOWES COS INC COM                Common    548661107   $  1,656      40,000  SH            Sole                   40000    0     0
MCKESSON CORP COM                Common    58155q103   $  1,000      35,300  SH            Sole                   35300    0     0
MEDIACOM COMMUNICATION CL A      Common    58446K105   $  1,191     221,700  SH            Sole                  221700    0     0
MICROSOFT CORP                   Common    594918104   $ 10,821     247,400  SH            Sole                  247400    0     0
NEXTEL COMMUNICATIONS CL A       Common    65332v103   $ 10,647   1,410,200  SH            Sole                 1410200    0     0
NEXTEL PARTNERS INC CL A         Common    65333F107   $    756     140,500  SH            Sole                  140500    0     0
NUMERICAL TECHNOLOGIES COM       Common    67053T101   $    346     119,400  SH            Sole                  119400    0     0
OIL STS INTL                     Common    678026105   $  1,600     160,000  SH            Sole                  160000    0     0

          COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
----------------------------   ----------  ---------   --------     ------------------  ----------  --------  ----------------------
                                 TITLE                  VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER           OF CLASS     CUSIP     (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
----------------------------   ----------  ---------   --------     -------  ---  ----  ----------  --------  --------  ------  ----
OPENWAVE SYS INC COM             Common    683718100   $     39      62,800  SH            Sole                   62800    0     0
PANERA BREAD CO CL A             Common    69840w108   $  2,557      94,700  SH            Sole                   94700    0     0
PFIZER                           Common    717081103   $  7,336     252,800  SH            Sole                  252800    0     0
PLUMTREE SOFTWARE                Common    72940Q104   $    155      59,500  SH            Sole                   59500    0     0
PMC-SIERRA INC                   Common    69344F106   $    268      69,100  SH            Sole                   69100    0     0
PRUDENTIAL FINL INC COM          Common    744320102   $    397      13,900  SH            Sole                   13900    0     0
QLOGIC CORP COM                  Common    747277101   $  1,562      60,000  SH            Sole                   60000    0     0
QWEST COMMUNICATIONS COM         Common    749121109   $     86      37,600  SH            Sole                   37600    0     0
SCHLUMBERGER LTD COM             Common    806857108   $  6,980     181,500  SH            Sole                  181500    0     0
SIEBEL SYS INC                   Common    826170102   $  1,944     338,000  SH            Sole                  338000    0     0
SPRINT CORP PCS COM SER 1        Common    852061506   $    299     152,300  SH            Sole                  152300    0     0
SUN MICROSYSTEMS INC COM         Common    866810104   $  4,706   1,816,800  SH            Sole                 1816800    0     0
TARGET CORP                      Common    87612e106   $  4,156     140,800  SH            Sole                  140800    0     0
WEBEX INC                        Common    94767L109   $    511      45,700  SH            Sole                   45700    0     0
WEBSENSE                         Common    947684106   $    252      21,700  SH            Sole                   21700    0     0
XM SATELLITE RADIO HLD CL A      Common    983759101   $  5,246   1,345,000  SH            Sole                 1345000    0     0
GLAXOSMITHKLINE PLC SPONSORED    ADR       37733w105   $    231       6,000  SH            Sole                    6000    0     0

Totals                                                 $220,867  23,021,800                                  23,021,800    0     0